Financial Instruments and Related Risk Management - Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	$ (180)	$ (211)
Financial assets (liabilities), Offset	150	149
Financial assets (liabilities), Net Amount Presented	(30)	(62)
Natural gas derivative asset [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	0	31
Financial assets (liabilities), Offset	0	(27)
Financial assets (liabilities), Net Amount Presented	0	4
Natural gas derivative liabilities [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	(30)	(92)
Financial assets (liabilities), Offset	0	26
Financial assets (liabilities), Net Amount Presented	(30)	(66)
Other Long Term Debt [Member]
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [Line Items]
Financial assets (liabilities), Gross	(150)	(150)
Financial assets (liabilities), Offset	150	150
Financial assets (liabilities), Net Amount Presented	$ 0	$ 0